Condensed Consolidated Balance Sheet [Parenthetical] $ in Thousands	Mar. 31, 2015 USD ($) shares	Mar. 31, 2015 € / shares	Dec. 31, 2014 USD ($) shares	Dec. 31, 2014 € / shares
Allowance for accounts receivable (in dollars) | $	$ 113		$ 127
Common stock, par value (in euro per share) | € / shares		€ 0.122		€ 0.122
Common stock, shares authorized	52,549,354		52,549,354
Common stock, shares issued	40,253,014		40,191,264
Common stock, shares outstanding	40,253,014		40,191,264